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                         LONGLEAF PARTNERS REALTY FUND
                                  A SERIES OF
  [LOGO]                 LONGLEAF PARTNERS FUNDS TRUST
                               Investment Counsel

                      SOUTHEASTERN ASSET MANAGEMENT, INC.
                          6075 Poplar Ave., Suite 900
                               Memphis, TN 38119

                         (800) 488-4191 (901) 761-2474

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                  SUPPLEMENT TO PROSPECTUS DATED JULY 18, 1996
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                       CHANGES IN INVESTMENT RESTRICTIONS

Under the National Securities Markets Improvement Act of 1996, Congress realigned the responsibility between Federal and state securities regulators in a more logical fashion and eliminated dual regulation of various aspects of the securities markets. Among other changes, the power of state securities commissions to establish specific investment restrictions for mutual funds registered with the U. S. Securities and Exchange Commission has been pre-empted. As a result, at the time of the annual amendment of the Federal registration statement of Longleaf Partners Realty Fund in May of 1997, the Fund will be eliminating a number of investment restrictions which have been required by various states.

The Board of Trustees has approved the following changes in investment restrictions applicable to the types of investments and investment techniques which the Fund may use, and these changes are now effective:

     FOREIGN SECURITIES.   This limitation on the percentage of the Fund's
     assets which may be invested in securities of foreign issuers, shown on page 6 of the Prospectus, has been increased from 15% to 20% of total assets.

     OPTIONS ON SECURITIES AND STOCK INDICES.   The Fund's authority to purchase
     or sell (write) put and call options, as shown on page 7 of the Prospectus and page 5 of the Statement of Additional Information, has been expanded to include over-the-counter ("OTC") put and call options as well as options listed and traded on national securities exchanges.

The date of this Prospectus supplement is February 4, 1997.